Statements of Net Assets Available for Benefits - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments at fair value:
Investments, at fair value	$ 4,842,037,764	$ 4,386,403,203
Investments, at contract value	171,557,462	174,436,563
Total investments	5,013,595,226	4,560,839,766
Receivables:
Contributions receivable from employer	4,672,147	4,303,586
Notes receivable from participants	25,586,399	25,193,489
Other receivables	3,066	158,052
Total receivables	30,261,612	29,655,127
Net assets available for benefits	$ 5,043,856,838	$ 4,590,494,893